Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments And Other Receivables
Schedule of Prepayments and other receivables

	2021	2020
	€’000	€’000
Prepayments (1)	4,575	1,662
VAT recoverable	3,564	544
Other receivables	333	—
Prepayments and other receivables	8,472	2,206